Goodwill - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Goodwill [Line Items]
Goodwill impairment	$ 1,882,187	$ 1,882,187	$ 1,882,187
Merchant Solutions [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	1,159,145
Goodwill impairment		(1,159,145)
Digital Wallet Segments [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 723,042
Goodwill impairment		$ (723,042)